Segment and Revenue Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment and Revenue Information [Abstract]
Schedule of Company’s Revenue Disaggregated	The following table presents the Company’s revenue disaggregated by source for the six months ended June 30, 2024 and 2023:
	Six months ended June 30
	2024	2023
	U.S. dollars in thousands

Software as a Service	17,257	9,983
Advertising services	3	2,681
	17,260	12,664

Schedule of Operating Segments and a Reconciliation of the Total Segment	The following table presents details of the Company’s operating segments and a reconciliation of the total segment adjusted EBITDA to profit (loss) before income tax for the six months ended June 30, 2024 and 2023:
	Six months ended June 30
	2024	2023
	U.S. dollars in thousands
Revenue
Enterprise internet access	16,751	8,428
Consumer internet access	509	4,236
	17,260	12,664
Segment adjusted EBITDA
Enterprise internet access	7,610	2,219
Consumer internet access	260	73
	7,870	2,292
Non-attributable corporate costs	(1,315)	(1,123)
Depreciation, amortization and impairment of intangible assets	(334)	(3,002)
Impairment of goodwill	-	(6,311)
Share-based payments	(956)	(599)
Finance income (expense), net	(3,345)	116
Profit (loss) before income tax	1,920	(8,627)